Consolidated statements of financial position - PEN (S/) S/ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	S/ 49,216	S/ 80,215
Trade and other receivables	99,518	81,121
Income tax prepayments	27,755	46,546
Inventories	373,020	346,535
Prepayments	3,846	7,909
Total current assets	553,355	562,326
Assets held for distribution		338,411
Non-current asset
Trade and other receivables	16,207	25,120
Prepayments	533	1,222
Available-for-sale financial investments	21,206	657
Derivative financial instruments	489	69,912
Property, plant and equipment	2,208,553	2,273,048
Exploration, evaluation and intangible assets	13,416	43,028
Deferred income tax assets	142	6,350
Other assets	214	549
Total non-current asset	2,260,760	2,419,886
Total assets	2,814,115	3,320,623
Current liabilities
Trade and other payables	177,995	142,773
Income tax payable	2,431	3,464
Provisions	24,575	31,711
Total current liabilities	205,001	177,948
Liabilities directly related to assets held for distribution		2,704
Non-current liabilities
Interest-bearing loans and borrowings	965,290	998,148
Other non-current provisions	28,293	22,042
Deferred income tax liabilities	108,823	139,752
Total non-current liabilities	1,102,406	1,159,942
Total liabilities	1,307,407	1,340,594
Equity
Capital stock	423,868	531,461
Investment shares	40,279	50,503
Treasury shares	(119,005)	(108,248)
Additional paid-in capital	432,779	545,165
Legal reserve	160,686	188,075
Other reserves	(43,699)	(16,602)
Retained earnings	611,652	677,086
Equity attributable to equity holders of the parent	1,506,560	1,867,440
Non-controlling interests	148	112,589
Total equity	1,506,708	1,980,029
Total liabilities and equity	S/ 2,814,115	S/ 3,320,623